Revenues - Movement assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of revenue from contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers	$ 27,307	$ 18,563
Additions	21,291	20,998
Amortization (within sales and marketing expenses)	(15,628)	(12,254)
Assets recognised from costs to obtain or fulfil contracts with customers	32,970	27,307
Contract assets at beginning of period	19,536	9,730
Additions	20,562	13,930
Amortization (within subscription and transaction-based revenue)	(7,891)	(4,124)
Contract assets at end of period	$ 32,207	$ 19,536